UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21336
                                                 -----------------------------

                         FIRST TRUST VALUE LINE 100 FUND
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                LISLE, IL 60532
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 W. Scott Jardine
                          First Trust Portfolios, L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-988-5891
                                                          ----------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                           --------------------

                     Date of reporting period: JUNE 30, 2003
                                              -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                               SEMI ANNUAL REPORT
                       FOR THE PERIOD ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  JUNE 30, 2003

 Shareholder Letter ...........................................  1

 Portfolio of Investments .....................................  2

 Statement of Assets and Liabilities ..........................  6

 Statement of Operations ......................................  7

 Statement of Changes in Net Assets ...........................  8

 Financial Highlights .........................................  9

 Notes to Financial Statements ................................ 10

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  JUNE 30, 2003

Dear Shareholders:

We are pleased to announce that the June 12th launch of the First Trust Value Line(R) 100 Fund was a successful one. The fund, which trades on the American Stock Exchange under the ticker symbol FVL, opened trading at a market price of $15.00 per share on the 12th and closed on June 30th at a market price of $15.58 per share, or a gain of 3.87%. The nav of the First Trust Value Line(R) 100 Fund, however, declined from $14.33 on the 12th to $13.97 on the 30th. As of the 30th, the fund traded at an 11.52% premium to its nav. The S&P 500 Index was down 2.4% over the same period.

We believe that the launch of the First Trust Value Line(R) 100
Fund was well timed. Despite the fact that the year-to-date bottom for the S&P 500 Index was March 11th, we believe that it is reasonable to assume that based on the cash outflows from open-end equity funds in the first quarter, $11.1 billion, according to the Investment Company Institute, most investors were waiting for stocks to prove themselves a bit before committing more investment capital. And prove themselves they did. The S&P 500 rallied 14.9% in the second quarter, its best showing since the 20.9% return posted in the fourth quarter of 1998. The gain translated into $1.5 trillion of market value, according to Wilshire Associates.

We believe that economic growth will accelerate in the second-half of 2003 due to the many months of groundwork laid by the Fed, as well as the potential for a bump from the recently announced tax cuts. A survey of private economists by the Bond Market Association found that economists are predicting 3.5% (annualized) GDP growth for the last six months of 2003 and 3.6% GDP growth from the fourth quarter of 2003 to the fourth quarter of 2004. Business investment, something that has been sadly lacking in recent years, is expected to rise to 6.3% in the fourth quarter of 2003 and then accelerate in 2004.

According to Thomson First Call, the forecasted earnings growth for 2003 for the companies in the S&P 500 Index, S&P 400 (Mid-cap) Index and the S&P 600 (Small-cap) Index is 12.6%, 21.6% and 10.6%, respectively. The firm is forecasting even stronger earnings growth for 2004. Next year's forecasted earnings growth for the companies in the S&P 500 Index, S&P 400 Index and the S&P 600 Index is 13.4%, 20.0% and 23.4%, respectively. With the exception of mid-cap stocks, equities significantly lagged the performance of fixed-income securities for the most recent 5-year period. Based on our current economic outlook, we believe that investors should consider increasing their exposure to equities.

                  /S/ JAMES A. BOWEN

                  James A. Bowen
                  President of the First Trust Value Line(R) 100 Fund

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 99.9%

              RETAIL - 11.0%
     76,230   Applebee's International, Inc. ................  $    2,395,909
     60,542   Bed, Bath & Beyond, Inc.* .....................       2,349,635
     92,827   Claire's Stores, Inc. .........................       2,354,093
     66,057   Cost Plus, Inc.* ..............................       2,355,592
     74,808   Dollar Tree Stores, Inc.* .....................       2,373,658
     30,191   Harman International Industries, Inc. .........       2,389,316
     72,875   Home Depot, Inc. ..............................       2,413,620
     48,405   P.F. Chang's China Bistro, Inc.* ..............       2,382,010
     96,280   Ruby Tuesday, Inc. ............................       2,381,004
     89,006   Sharper Image Corp.* ..........................       2,427,194
    126,342   Staples, Inc.* ................................       2,318,376
                                                               ---------------
                                                                   26,140,407
                                                               ---------------

              COMMERCIAL SERVICES - 10.2%
     38,365   Apollo Group, Inc. - Class A* .................       2,369,423
     35,458   Career Education Corp.* .......................       2,426,036
     50,547   Corinthian Colleges, Inc.* ....................       2,455,068
     58,834   Corporate Executive Board Company* ............       2,384,542
     81,260   CoStar Group, Inc.* ...........................       2,426,424
     45,507   Education Management Corp.* ...................       2,420,062
     63,657   Iron Mountain, Inc.* ..........................       2,361,038
     81,235   ITT Educational Services, Inc.* ...............       2,376,124
    165,780   Moore Wallace, Inc.* ..........................       2,433,650
     30,669   Strayer Education, Inc. .......................       2,436,652
                                                               ---------------
                                                                   24,089,019
                                                               ---------------

              HEALTH CARE EQUIPMENT & SERVICES - 9.9%
     45,654   Advanced Neuromodulation Systems, Inc.* .......       2,363,507
     39,678   Aetna, Inc. ...................................       2,388,616
     65,767   American Healthways, Inc.* ....................       2,375,504
    224,136   Cytyc Corp.* ..................................       2,357,911
     43,917   INAMED Corp.* .................................       2,357,904
     46,766   Pacificare Health Systems, Inc.* ..............       2,306,967
     60,163   ResMed, Inc.* .................................       2,358,390
     40,481   St. Jude Medical, Inc.* .......................       2,327,657
     75,893   SurModics, Inc.* ..............................       2,314,736
     41,246   Varian Medical Systems, Inc.* .................       2,374,532
                                                               ---------------
                                                                   23,525,724
                                                               ---------------

              HOME BUILDERS - 9.7%
     29,661   Centex Corp. ..................................       2,307,329
     81,263   D.R. Horton, Inc. .............................       2,283,490
     38,206   Hovnanian Enterprises, Inc. - Class A* ........       2,252,244
     37,182   KB Home .......................................       2,304,540
     32,221   Lennar Corp. - Class A ........................       2,303,802
     47,629   M.D.C. Holdings, Inc. .........................       2,299,528
      5,715   NVR, Inc.* ....................................       2,348,865
     37,292   Pulte Homes, Inc. .............................       2,299,425

Page 2                  See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              HOME BUILDERS - (CONTINUED)
     33,611   Ryland Group, Inc. ............................  $    2,332,603
     69,843   Standard-Pacific Corp. ........................       2,315,994
                                                               ---------------
                                                                   23,047,820
                                                               ---------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
     51,735   Canon, Inc., Sponsored ADR ....................       2,361,703
     74,969   Dell Computer Corp.* ..........................       2,396,009
     54,706   FactSet Research Systems, Inc. ................       2,409,799
     71,529   Hutchinson Technology, Inc.* ..................       2,352,589
     48,261   Kronos, Inc.* .................................       2,452,141
     33,480   Lexmark International, Inc.* ..................       2,369,380
     92,648   Storage Technology Corp.* .....................       2,384,759
     37,923   Synopsys, Inc.* ...............................       2,345,538
    214,906   Western Digital Corp.* ........................       2,213,532
                                                               ---------------
                                                                   21,285,450
                                                               ---------------

              PHARMACEUTICALS - 8.0%
     62,840   AdvancePCS* ...................................       2,402,373
     48,950   Biovail Corp.* ................................       2,303,587
     34,308   Express Scripts, Inc.* ........................       2,343,923
     42,114   Gilead Sciences, Inc.* ........................       2,340,696
     42,367   Medicis Pharmaceutical Corp. ..................       2,402,209
     63,707   MedImmune, Inc.* ..............................       2,317,024
     72,632   Omnicare, Inc. ................................       2,454,235
    114,097   SICOR, Inc.* ..................................       2,320,733
                                                               ---------------
                                                                   18,884,780
                                                               ---------------

              CONSUMER DURABLES & APPAREL - 7.0%
    111,599   Chico's FAS, Inc.* ............................       2,349,159
     47,431   Coach, Inc.* ..................................       2,359,218
     68,022   K-Swiss, Inc. - Class A .......................       2,348,119
     68,196   Liz Claiborne, Inc. ...........................       2,403,909
     99,276   Pacific Sunwear of California, Inc.* ..........       2,391,559
    147,996   Quiksilver, Inc.* .............................       2,440,454
     65,391   Urban Outfitters, Inc.* .......................       2,347,537
                                                               ---------------
                                                                   16,639,955
                                                               ---------------

              SOFTWARE & SERVICES - 5.0%
     47,198   Fair Isaac Corp. ..............................       2,428,337
     57,635   First Data Corp. ..............................       2,388,395
    156,079   IDX Systems Corp.* ............................       2,422,346
    306,969   QAD, Inc.* ....................................       2,277,710
    107,453   Total System Services, Inc. ...................       2,396,202
                                                               ---------------
                                                                   11,912,990
                                                               ---------------
              INTERNET - 5.0%
    288,868   1-800-FLOWERS.COM, Inc.* ......................       2,380,272
     65,337   Amazon.com, Inc.* .............................       2,384,147
     83,062   CheckFree Corp.* ..............................       2,312,446

                       See Notes to Financial Statements.                 Page 3

FIRST TRUST VALUE LINE(R) 100 FUND - (CONTINUED)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              INTERNET - (CONTINUED)
     23,234   eBay, Inc.* ...................................  $    2,420,518
     63,758   GTECH Holdings Corp. ..........................       2,400,489
                                                               ---------------
                                                                   11,897,872
                                                               ---------------
              INDUSTRIAL - 4.0%
     66,459   C.H. Robinson Worldwide, Inc. .................       2,363,282
     53,642   ESCO Technologies, Inc.* ......................       2,360,248
     57,497   Jacobs Engineering Group, Inc.* ...............       2,423,499
     61,884   Stericycle, Inc.* .............................       2,381,296
                                                               ---------------
                                                                    9,528,325
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 4.0%
    318,791   Ameritrade Holding Corp.* .....................       2,362,241
     35,064   Countrywide Financial Corp. ...................       2,439,403
     54,285   First Tennessee National Corp. ................       2,383,654
     59,477   SLM Corp. .....................................       2,329,714
                                                               ---------------
                                                                    9,515,012
                                                               ---------------

              INSURANCE - 3.0%
     31,155   Everest Re Group Ltd. .........................       2,383,357
     32,395   Progressive Corp. .............................       2,368,075
     45,663   W.R. Berkley Corp. ............................       2,406,440
                                                               ---------------
                                                                    7,157,872
                                                               ---------------

              BIOTECHNOLOGY - 3.0%
     36,158   Amgen, Inc.* ..................................       2,402,338
     42,114   Bio-Rad Laboratories, Inc. - Class A* .........       2,331,010
     31,909   Genentech, Inc.* ..............................       2,301,277
                                                               ---------------
                                                                    7,034,625
                                                               ---------------

              HOUSEHOLD PRODUCTS - 2.0%
    154,971   Helen of Troy Ltd.* ...........................       2,349,360
     59,669   Toro Company ..................................       2,371,843
                                                               ---------------
                                                                    4,721,203
                                                               ---------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 2.0%
    126,409   Nextel Communications, Inc. - Class A* ........       2,285,475
     67,734   UTStarcom, Inc.* ..............................       2,409,298
                                                               ---------------
                                                                    4,694,773
                                                               ---------------

              SAVINGS & LOAN - 1.1%
     84,703   New York Community Bancorp, Inc. ..............       2,464,010
                                                               ---------------


              FOOD, BEVERAGE & TOBACCO - 1.0%
     77,186   Dean Foods Company* ...........................       2,431,359
                                                               ---------------


              ENTERTAINMENT - 1.0%
     23,688   International Game Technology .................       2,423,993
                                                               ---------------


              PIPELINES - 1.0%
     44,111   Kinder Morgan, Inc. ...........................       2,410,666
                                                               ---------------



Page  4                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              ADVERTISING - 1.0%
     58,321   Getty Images, Inc.* ...........................  $    2,408,657
                                                               ---------------

              SEMICONDUCTORS - 1.0%
     49,352   QLogic Corp.* .................................       2,385,182
                                                               ---------------

              HEALTHCARE PRODUCTS - 1.0%
     47,375   Biosite, Inc.* ................................       2,278,738
                                                               ---------------

              TOTAL COMMON STOCKS ...........................     236,878,432
                                                               ---------------
              (Cost $242,259,017)

              TOTAL INVESTMENTS - 99.9% .....................     236,878,432
                                                               ---------------
              (Cost $242,259,017)

              NET OTHER ASSETS & LIABILITIES - 0.1% .........         245,709
                                                               ---------------
              NET ASSETS - 100.0% ...........................  $  237,124,141
                                                               ===============


------------------------------------------------------------------------------
            * Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.                 Page 5

STATEMENT OF ASSETS AND LIABILITIES
FIRST TRUST VALUE LINE(R) 100 FUND
JUNE 30, 2003 (UNAUDITED)

ASSETS:
Investments, at value
   (See portfolios of investments) (a): ....................................................   $236,878,432
                                                                                               -------------
Cash .......................................................................................      1,549,799
Receivable for investment securities sold ..................................................      8,425,371
Interest receivable ........................................................................         18,667
Dividends receivable .......................................................................          9,500
                                                                                               -------------
     Total Assets ..........................................................................    246,881,769
                                                                                               -------------

LIABILITIES:
Payable for investment securities purchased ................................................      9,518,732
Offering Costs payable .....................................................................        155,000
Investment advisory fee payable ............................................................         52,031
Payable to Administrator ...................................................................          7,982
Trustees fees payable ......................................................................          2,263
Accrued audit fees .........................................................................          2,121
Accrued Transfer Agent fees ................................................................          1,520
Custodian fee payable ......................................................................          1,507
Printing fees payable ......................................................................          1,061
Accrued expenses and other payables ........................................................         15,411
                                                                                               -------------
     Total Liabilities .....................................................................      9,757,628
                                                                                               -------------
NET ASSETS .................................................................................   $237,124,141
                                                                                               =============
(a) Investments, at cost ...................................................................   $242,259,017
                                                                                               =============
NET ASSETS CONSIST OF:
Accumulated net investment loss ............................................................   $    (55,729)
Accumulated net realized loss on investments sold ..........................................       (657,795)
Net unrealized depreciation of investments .................................................     (5,380,585)
Paid-in capital ............................................................................    243,218,250
                                                                                               -------------
     Total Net Assets ......................................................................   $237,124,141
                                                                                               =============
NET ASSET VALUE, offering price and redemption price of Common Shares outstanding ..........   $      13.94
                                                                                               =============
Number of Common Shares outstanding ........................................................     17,010,000
                                                                                               =============



Page 6                  See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FIRST TRUST VALUE LINE(R) 100 FUND
FOR THE PERIOD ENDED JUNE 30, 2003* (UNAUDITED)

INVESTMENT INCOME:
Interest ......................................................   $    18,667
Dividends .....................................................         9,500
                                                                  -----------
     Total investment income ..................................        28,167
                                                                  -----------
EXPENSES:
Investment advisory fee .......................................        52,031
Administration fee ............................................         7,982
Trustees' fees and expenses ...................................         2,263
Legal fees ....................................................         5,303
Audit fees ....................................................         2,121
Custodian fees ................................................         1,507
Transfer Agent fees ...........................................         1,520
Printing fees .................................................         1,061
Other .........................................................        10,108
                                                                  -----------
     Net expenses .............................................        83,896
                                                                  -----------
NET INVESTMENT LOSS ...........................................       (55,729)
                                                                  -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Realized loss from:
  Securities ..................................................      (657,795)
Change in unrealized depreciation of:
  Securities ..................................................    (5,380,585)
                                                                  -----------
Net realized and unrealized loss on investments ...............    (6,038,380)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $(6,094,109)
                                                                  ===========

* The Fund commenced operations on June 12, 2003.

                     See Notes to Financial Statements.                   Page 7

STATEMENT OF CHANGES IN NET ASSETS
FIRST TRUST VALUE LINE(R) 100 FUND
FOR THE PERIOD ENDED JUNE 30, 2003* (UNAUDITED)

Net investment loss .........................................   $    (55,729)
Net realized loss on investments ............................       (657,795)
Net change in unrealized depreciation of securities .........     (5,380,585)
                                                                --------------
Net decrease in net assets resulting from operations ........     (6,094,109)
Net increase in net assets from Fund share transactions .....    243,218,250
                                                                --------------
Net increase in net assets ..................................    237,124,141

NET ASSETS:
Beginning of period .........................................         --
                                                                --------------
End of period ...............................................   $237,124,141
                                                                ==============
Accumulated net investment loss at end of period ............   $    (55,729)
                                                                ==============

* The Fund commenced operations on June 12, 2003.

Page 8                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST VALUE LINE(R) 100 FUND
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                     PERIOD
                                                                     ENDED
                                                                   06/30/03*
                                                                  (UNAUDITED)
                                                                  -----------
 Net asset value, beginning of period .........................   $    14.33
                                                                  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..........................................        (0.00)#
 Net realized and unrealized loss on investments ..............        (0.39)
                                                                  -----------
 Total from investment operations .............................        (0.39)
                                                                  -----------
 Net asset value, end of period ...............................   $    13.94
                                                                  ===========
 Market value, end of period ..................................   $    15.58
                                                                  ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ...................        (2.72)%
                                                                  ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ......................         3.87%
                                                                  ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .........................   $  237,124
 Ratio of operating expenses to average net assets ............         0.97%**
 Ratio of net investment loss to average net assets ...........        (0.64)%**
 Portfolio turnover rate ......................................        17.44%

--------------------------------------------------
*    The Fund commenced operations on June 12, 2003.
**   Annualized.
(a)  Based on share net asset value.
(b)  Based on share market price.
+    Total return is not annualized for periods less than one year.
#    Amount represents less than $0.01 per share.

                      See Notes to Financial Statements.                  Page 9

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                         FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2003 (UNAUDITED)

                       1. SIGNIFICANT ACCOUNTING POLICIES

First Trust Value Line(R) 100 Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on April 18, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund will determine the net asset value of its shares daily, as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For the purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on any exchange other than Nasdaq National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities admitted to trade on the Nasdaq National Market are valued at the NASDAQ Official Closing Price ("NOCP") as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund on an amortized cost basis. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. The value of any portfolio security held by the Fund for which reliable market quotations are not readily available, including illiquid securities, or if a valuation is deemed inappropriate, will be determined by the Board of Trustees in a manner that most fairly reflects fair market value of the security on the valuation date.

Any derivative transaction that the Fund enters into may, depending on the applicable environment, have a positive or negative value for purposes of calculating net asset value. Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges are valued by calculating the mean between the last bid and ask quotation supplied to a pricing service by certain independent dealers in such contracts. Any option transaction that the Fund enters into may, depending on the applicable market environment, have no value or a positive value. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2003 (UNAUDITED)

date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of the Fund will be paid at least annually or as the Board of Trustees may determine from time to time. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

FEDERAL INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The Internal Revenue Code of 1986, as amended, imposes a 4% non-deductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of the sum of its net investment income and its capital gains (both long and short) for its fiscal year and certain undistributed amounts from previous years.

EXPENSES:

The Fund will pay all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the company and enable it legally to do business. These costs include incorporation fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial seed capital statement, among other fees. Offering costs consist of legal fees pertaining to the company's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust has contractually agreed to pay all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share.

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, and certain administrative services necessary for the management of the Fund. For its investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC, Inc. ("PFPC"), an indirect, majority-owned subsidiary of the PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of the PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

No officer or employee of First Trust received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended June 30, 2003, aggregated $263,569,426 and $20,652,614, respectively.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2003 (UNAUDITED)

                                 4. COMMON STOCK

At June 30, 2003, 17,010,000 of $.01 par value Common Stock were authorized.

                            5. CONCENTRATION OF RISK

The Fund will invest substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 in the Value Line(R)
TimelinessTM Ranking System. This investment strategy may be unsuccessful and may underperform the stock market as a whole. The types of stocks that are ranked #1 in the Value Line(R) TimelinessTM Ranking System can be expected to change over time. Particular risks may be elevated during periods in which the Fund's investment strategy dictates higher levels of investment in particular types of stocks. Accordingly, in pursuing its investment strategy, the Fund will be subject to the risks set forth below:

   o An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. The Fund will have exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

   o The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies which comprise the Value Line(R) #1 TimelinessTM
      Ranked stocks result in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

   o The Fund will have exposure to stocks of companies with market capitalization of less than $1 billion. Smaller companies present some unique investment risks. These companies may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in reduced demand.

   o The Fund will engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences to shareholders. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is expected to be significantly higher than most funds. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income.

   o The Fund may invest a portion of its assets in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return.

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                       This Page Left Blank Intentionally.



ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               FIRST TRUST VALUE LINE 100 FUND
            ----------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ---------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date                       SEPTEMBER 4, 2003
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
            ----------------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date                                SEPTEMBER 4, 2003

By (Signature and Title)*  /S/ MARK R. BRADLEY
                         ---------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date                       SEPTEMBER 4, 2003
    ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.